Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Subsequent events
Proposed dividend	$ 2,634	$ 2,615	$ 2,527
Proposed dividend
Subsequent events
Final dividend per share	$ 0.77
Proposed dividend	$ 2,634